Note 4 - Income Taxes (Tables)	12 Months Ended
Sep. 30, 2021
Notes Tables
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2021	2020
Net operating loss carryforwards	$10,022,020	$8,451,214
Capitalized expenditures	1,703,849	1,782,185
Research and experimentation credit carryforwards	946,158	928,734
Stock based compensation	2,352,432	2,321,519
Property and Equipment	2,740	3,152
Accrued expenses	57,812	18,518
Inventory allowance	62,946	16,497
Gross deferred tax assets	15,147,957	13,521,819
Deferred tax asset valuation allowance	(15,147,957)	(13,521,819

Net deferred tax assets	$-	$-

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

	2021	2020
Expected income tax (benefit) at federal statutory rate	21.00%	21.00%

Increase/(Decrease) due to:
State Taxes - Net of federal benefit	5.80%	7.08%

Permanent Differences:
Key man life insurance	(0.01)%	(0.01)%
R&D, taken as a credit	(0.29)%	(0.51)%
Adjustment to fair value of derivative	0.37%	3.04%
PPP Loan Forgiveness	0.60%	0.00%
Other	(1.41)%	0.51%
Change in Valuation Allowance	(26.06)%	(31.11)%
Total Income Tax Provision / Benefit	-%	-%